Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	CAD 736	CAD 702
Environmental expenditures	(20)	(19)
Adjustments for non-cash items:
Depreciation and amortization (excluding removal costs)	679	667
Regulatory assets and liabilities	(16)	(3)
Deferred income taxes (Note 7)	111	(2,817)
Other	10	24
Changes in non-cash balances related to operations (Note 27)	168	192
Net cash from (used in) operating activities	1,668	(1,254)
Financing activities
Long-term debt issued	2,300	350
Long-term debt repaid	(502)	(585)
Short-term notes issued	3,031	2,891
Short-term notes repaid	(4,053)	(1,400)
Common shares issued		2,600
Return of stated capital	(609)
Dividends paid	(2)	(888)
Distributions paid to noncontrolling interest	(9)	(5)
Change in bank indebtedness		(2)
Other	(10)	(7)
Net cash from financing activities	146	2,954
Investing activities
Property, plant and equipment	(1,594)	(1,594)
Intangible assets	(61)	(37)
Capital contributions received (Note 27)	21	57
Acquisitions (Note 4)	(224)	(90)
Other	3	6
Net cash used in investing activities	(1,855)	(1,711)
Net change in cash and cash equivalents	(41)	(11)
Cash and cash equivalents, beginning of year	89	100
Cash and cash equivalents, end of year	CAD 48	89
Hydro One Brampton [Member]
Investing activities
Investment in Hydro One Brampton (Note 4)		CAD (53)